Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Feb. 21, 2014
Document Effective Date	Feb. 21, 2014
Prospectus Date	Feb. 21, 2014
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I
Risk/Return:
Trading Symbol	SDGIX
Dreyfus/Standish Global Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DHGAX
Dreyfus/Standish Global Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DHGCX
Dreyfus/Standish Global Fixed Income Fund | Class Y
Risk/Return:
Trading Symbol	DSDYX
Dreyfus Tax Sensitive Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	SDITX
Dreyfus Tax Sensitive Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	DSDAX
Dreyfus Tax Sensitive Total Return Bond Fund | Class C
Risk/Return:
Trading Symbol	DSDCX
Dreyfus Tax Sensitive Total Return Bond Fund | Class Y
Risk/Return:
Trading Symbol	SDYTX